Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	$ 1,467.3	$ 2,478.4
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	1,470.0	2,480.0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt	1,570.0	$ 2,630.0
Non-financial assets measured at fair value	$ 55.4